Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

23. Related Party Transactions

During the years ended December 31, 2021, 2022 and 2023, other than disclosed elsewhere, the Company mainly had the following related party transactions:

Name of entity or individual	Relationships with the Group
Beijing Mevos	Equity investment
Chengdu Zhisu	Equity investment
Yicai	Equity investment
Xingying	Equity investment
Sharing New Medical	Equity investment
Beijing Souyang	Equity investment
Wuhan Future Light Property Service Co., Ltd. (“Future Light”)	Immediate family of subsidiary’s shareholder
Wuhan Yinchuxing Technology Development Co., Ltd. (“Yinchuxing”)	Immediate family of subsidiary’s shareholder
Chutian Laser Group (“Chutian”)	Immediate family of subsidiary’s shareholder
Lv Li	Subsidiary’s shareholder

(a) The Group entered into the following transactions with related parties

(i) Provision of service

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Chengdu Zhisu	2,934	1,225	1,176
Xingying	1,802	836	1,157
Others	—	—	124

23. Related Party Transactions (Continued)

(a) The Group entered into the following transactions with related parties (Continued)

(ii) Loan advanced to the related parties

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sharing New Medical	13,720	18,130	8,330
Yicai	2,000	—	—

(iii) Repayment of the loan advanced to the related parties

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sharing New Medical	7,170	—	18,620

(iv) Interest income from related parties

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sharing New Medical	103	1,148	868

(v) Cost of revenues and expense occurred to the related parties

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Beijing Mevos	976	1,637	716
Future Light	606	1,348	1,696
Beijing Souyang	—	582	318
Yinchuxing	—	407	412
Chutian	—	113	134
Others	—	—	189

(b) Amount due from/ to related parties

(i) Amount due from related parties

	As of December 31,
	2022	2023
	RMB	RMB
Chengdu Zhisu	323	—
Sharing New Medical (1)	32,974	8,489
Beijing Souyang	—	638
Others	85	85

23. Related Party Transactions (Continued)

(b) Amount due from/ to related parties(Continued)

(ii) Amount due to related parties

	As of December 31,
	2022	2023
	RMB	RMB
Xingying	128	66
Beijing Mevos	—	65
Lv Li	5,700	—
Beijing Souyang	42	236
Others	25	21
(1)	The balance as of December 31, 2022 and 2023 represents a loan provided to Sharing New Medical with a term of one year and an annual interest rate of 4.35%.